Impairment Loss Related to the Acquisition of Pools Press (Details Textual) (USD $)				12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Pools Press [Member]	Jun. 30, 2012 Pools Press [Member]
Finite-Lived Intangible Assets, Net	$ 103,889	$ 123,482	$ 65,510		$ 233,385
Impairment loss related to the acquisition				$ 0	$ 223,385